Offerings	Jun. 25, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Limited Partnership Interests
Security Class Title	Common Units representing limited partner interests
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Limited Partnership Interests
Security Class Title	Preferred Units representing limited partner interests
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Limited Partnership Interests
Security Class Title	Partnership Securities representing limited partner interests
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Primary Offering.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Limited Partnership Interests
Security Class Title	Common Units representing limited partner interests
Amount Registered | shares	6,929,000
Proposed Maximum Offering Price per Unit	14.72
Maximum Aggregate Offering Price	$ 101,994,880.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,085.49
Offering Note	Secondary Offering. All of the common units representing limited partner interests in the registrant ("common units") are for the accounts of the selling unitholders named in the prospectus contained in the registration statement to which this exhibit is attached. In addition, pursuant to Rule 416(a) under the Securities Act, the common units being registered for the selling unitholders include such indeterminate number of common units as may be issuable as a result of unit splits, unit dividends or similar transactions. With respect to the offering of common units by the selling unitholders named herein, the proposed maximum offering price per common unit will be determined from time to time in connection with, and at the time of, the sale by the holder of such securities. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The price is based on the average of the high and low sale prices for the common units on June 25, 2026, as reported on the New York Stock Exchange. Calculated in accordance with Rule 457(c) under the Securities Act.